Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Alpha Tau Medical Ltd. and its subsidiaries (the “Company”) as of December 31, 2023 and 2024, the related consolidated statements of operations, Convertible Preferred shares and shareholders’ (deficiency) equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with U.S. generally accepted accounting principles.